Madison Mosaic Virginia Tax-Free Fund
FUND SUMMARY: VIRGINIA TAX-FREE FUND
Investment Objectives/Goals

The primary investment objective of the Virginia Tax-Free Fund (the “Virginia Fund”) is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.  The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Virginia Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Virginia Tax-Free Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Virginia Tax-Free Fund Class Y
Management fee		0.50%
Distribution (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses	[1]	0.85%
[1]	Total annual fund operating expenses for the period ended September 30, 2012 do not match the financial statements as they have been restated to reflect current fees.

Example:

This example is intended to help you compare the cost of investing in the Virginia Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Virginia Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Virginia Tax-Free Fund Class Y	87	271	471	1,049

Portfolio Turnover

The Virginia Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Virginia Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Virginia Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The Fund only invests in “investment grade” bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s or S&P.  The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.

Principal Risks

Interest Rate Risk.  The share price of the Virginia Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Legislative Risk.  If Congress or a state legislature changes or limits the tax code or the tax-free nature of municipal bonds, they could lose value.

Call Risk.  If a municipal bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Capital Gains Tax Risk. You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Alternative Minimum Tax (AMT) Risk. Some income you receive from the Fund may be subject to the Alternative Minimum Tax (up to 20%).

Risk of Default. Although the Fund invests only in investment grade bonds, it is still possible that unexpected events could cause the municipality issuing a bond to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Virginia-Specific Risks.  Particular risks to consider when investing in Virginia securities are:

  housing prices are declining;
  the Commonwealth must have a balanced budget;
  Virginians rely heavily on federal government and technology sector employment;
  single-term governorships may result in volatile financial policies and management; and
  Commonwealth pensions are underfunded.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Virginia Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Virginia Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.03% (quarter ended 9-30-09)
Lowest:	-3.46% (quarter ended 12-31-10)

Virginia Fund Average Annual Total Returns (for the period ended December 31, 2012)
Average Annual Total Returns Madison Mosaic Virginia Tax-Free Fund	One Year	Five Years	Ten Years
Class Y	4.15%	4.65%	3.93%
Class Y Return after taxes on distributions	4.04%	4.58%	3.85%
Class Y Return after taxes on distributions and sale of fund shares	3.87%	4.43%	3.82%
Barclays Capital Municipal Bond Index	6.78%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.
Madison Mosaic Tax-Free National Fund
FUND SUMMARY: TAX-FREE NATIONAL FUND
Investment Objectives/Goals
The investment objective of the Tax-Free National Fund (the “National Fund”) is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the National Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Tax-Free National Fund Class Y
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Tax-Free National Fund Class Y
Management fee		0.50%
Distribution (12b-1) fees		none
Other expenses		0.35%
Total annual fund operating expenses	[1]	0.85%
[1]	Total annual fund operating expenses for the period ended September 30, 2012 do not match the financial statements as they have been restated to reflect current fees.

Example:

This example is intended to help you compare the cost of investing in the National Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the National Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Tax-Free National Fund Class Y	87	271	471	1,049

Portfolio Turnover

The National Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the National Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The National Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds that are exempt from federal income taxes.  These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities).  The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.  The Fund only invests in “investment grade” bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s or S&P.  The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.  Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 5 to 8 years.   Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification.  To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase.

The primary difference between the National Fund and the Virginia Fund is that the Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while the National Fund will invest in bonds that are exempt from federal income tax.

Principal Risks

Interest Rate Risk.  The share price of the National Fund reflects the value of the bonds held by it. When interest rates or general demand for municipal securities change, the value of these bonds change.  If the value of these bonds falls, the share price of the Fund will go down.  What might cause bonds to lose value? One reason is because interest rates went up. When this happens, existing bonds that pay a lower rate become less attractive and their prices tend to go down.  If the share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Legislative Risk.  If Congress or a state legislature changes or limits the tax code or the tax-free nature of municipal bonds, they could lose value.

Call Risk.  If a municipal bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate.  It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Capital Gains Tax Risk. You can receive a taxable distribution of capital gain from the Fund.  You may also owe taxes if you sell your shares at a price that is higher than the price you paid for them.

Alternative Minimum Tax (AMT) Risk. Some income you receive from the Fund may be subject to the Alternative Minimum Tax (up to 20%).

Risk of Default. Although the Fund invests only in investment grade bonds, it is still possible that unexpected events could cause the municipality issuing a bond to be unable to pay either principal or interest on its bond.  This could cause the bond to go into default and lose value.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the National Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

National Fund Calendar Year Returns for Class Y Shares

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	4.13% (quarter ended 9-30-09)
Lowest:	-3.63% (quarter ended 12-31-10)

National Fund Average Annual Total Returns (for the period ended December 31, 2012)
Average Annual Total Returns Madison Mosaic Tax-Free National Fund	One Year	Five Years	Ten Years
Class Y	5.48%	4.94%	3.78%
Class Y Return after taxes on distributions	5.35%	4.84%	3.71%
Class Y Return after taxes on distributions and sale of fund shares	4.76%	4.69%	3.70%
Barclays Capital Municipal Bond Index	6.78%	5.91%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).   Index return shown does not reflect fees, expenses or taxes.  You cannot invest directly in an index.

Updated performance information is available by calling shareholder services at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.